Real Estate Business Park Acquisitions - Intangible asset amortization Gilroy Road Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jul. 01, 2016
Gilroy Road Forecasted amortization
In-place Leases annual amortization	$ 222
Gilroy Road Property
In-place leases initial value			$ 277
In-place Leases annual amortization		$ 55